Acquisitions (Details Narrative)						3 Months Ended		9 Months Ended
	Oct. 01, 2025	Mar. 07, 2025 USD ($)	Jan. 10, 2025 USD ($) shares	Jan. 10, 2025 CHF (SFr) shares	Jan. 01, 2025 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Investment funds, percentage						100.00%		100.00%		100.00%
Revenue						$ 18,336,099	$ 22,259,771	$ 36,951,107	$ 79,144,311
Net income (loss) for the year after taxes						$ 22,332,382	$ 3,935,906	$ 12,203,325	$ 32,647,548
Ownership percentage	44.68%
Neuronomics AG [member]
IfrsStatementLineItems [Line Items]
Investment funds, percentage			10.00%	10.00%
Purchase of investment property			$ 288,727	SFr 262,684
Increase decrease through acquisition shares | shares			186,034	186,034
Payment shares | shares			152,433	152,433
Payment shares percentage			50.00%	50.00%
Revenue		$ 19,013			$ 19,013
Net income (loss) for the year after taxes		$ 36,358			$ 114,695
Neuronomics AG [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment funds, percentage		10.00%
Neuronomics AG [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investment funds, percentage		52.50%